SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	6 Months Ended
Jun. 30, 2020
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Supplemental Disclosure to Consolidated Statements of Cash Flows
	Six months ended
	June 30, 2020	June 30, 2019
	(Dollars in thousands)
Cash paid during the period for:
Interest	$50,176	$68,624
Taxes	52	120
Noncash Activities:
Security deposits applied to rent receivables, other liabilities and maintenance payment liability	1,540	3,224
Maintenance payment liability applied to rent receivables and other liabilities	6,661	2,511
Other liabilities applied to maintenance payment liability, security deposits and rent receivables	2,243	2,396
Noncash investing activities:
Aircraft improvement	8,610	3,662
Noncash activities in connection with purchase of flight equipment	1,211	470
Noncash activities in connection with sale of flight equipment	6,162	13,338